Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of income tax expense for the three and six months ended September 30, 2025 and 2024, were as follows:

(Dollars in thousands)	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Current expense
Federal	$36	$—	$36	$28
State	7	—	7	—
Deferred expense
Federal	—	—	—	—
State	—	—	—	—
Income tax expense	$43	$—	$43	$28

The components of income tax expense (benefit) for the years ended March 31, 2025 and 2024, were as follows:

	Year Ended March 31,
(Dollars in thousands)	2025	2024
Current provision expense (benefit)
Federal	$—	$—
State and local	80	—

Deferred provision expense (benefit)
Federal	$6,370	$788
State and local	743	—
Valuation allowance	(7,113)	—
Income tax expense (benefit)	$80	$788

Schedule of Effective Income Tax Rate Reconciliation

	Year Ended March 31,
(Dollars in thousands)	2025	2024
Expected statutory income tax expense (benefit)	$(152)	$(558,052)
Amounts not deductible for income tax - goodwill impairment	775	490,969
Amounts not deductible for income tax - other	1,448	4,919
Amounts attributable to non-taxable flow-through entities	5,122	2,445
Return to provision adjustment	3,201	410
Change in valuation allowance	(10,314)	60,097
Income tax expense	$80	$788

Schedule of Deferred Tax Assets and Liabilities

The components of gross deferred tax assets and gross deferred tax liabilities as of March 31, 2025 and 2024, are as follows (included in other assets):

(Dollars in thousands)	March 31, 2025	March 31, 2024
Deferred income tax assets:
Passthrough differences - temporary	$30,112	$28,130
Loss on arbitration	—	11,544
Share-based compensation	4,089	4,567
Net operating loss	24,296	17,658
Other	163	—
Non-current deferred income tax assets	58,660	61,899

Deferred income tax liabilities:
Other	—	—
Non-current deferred income tax liabilities	—	—
Less: valuation allowance	58,660	61,899
Total deferred income tax liability	$—	$—